Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,238,632	$ 2,883,524
Ending balance	3,458,260	3,238,632	$ 2,883,524
Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,583,633	4,070,753	3,576,449
Transfer of pre-delivery payments	0	0	0
Additions	475,401	598,059	622,478
Disposals	(80,031)	(59,779)	(51,974)
Reclassifications	38	(25,400)	(76,200)
Ending balance	4,979,041	4,583,633	4,070,753
Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,345,001)	(1,187,229)	(1,063,745)
Depreciation for the year	(240,861)	(209,907)	(171,910)
Disposals	65,081	52,135	48,426
Ending balance	(1,520,781)	(1,345,001)	(1,187,229)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Reclassifications	0	0	0
Ending balance	6,301	6,301	6,301
Land | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Flight equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,481,139	2,104,450
Ending balance	2,859,311	2,481,139	2,104,450
Flight equipment | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,695,677	3,167,519	2,925,576
Transfer of pre-delivery payments	175,930	211,703	50,977
Additions	444,469	373,983	228,908
Disposals	(75,550)	(56,979)	(46,121)
Reclassifications	2,329	(549)	8,179
Ending balance	4,242,855	3,695,677	3,167,519
Flight equipment | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,214,538)	(1,063,069)	(942,026)
Depreciation for the year	(229,622)	(200,851)	(163,674)
Disposals	60,616	49,382	42,631
Ending balance	(1,383,544)	(1,214,538)	(1,063,069)
Purchase deposits for flight equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	700,180	732,253
Ending balance	538,237	700,180	732,253
Purchase deposits for flight equipment | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	700,180	732,253	476,254
Transfer of pre-delivery payments	(175,930)	(211,703)	(50,977)
Additions	13,987	205,030	383,176
Disposals	0	0	0
Reclassifications	0	(25,400)	(76,200)
Ending balance	538,237	700,180	732,253
Purchase deposits for flight equipment | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
Ramp and miscellaneous
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,685	8,267
Ending balance	11,967	9,685	8,267
Ramp and miscellaneous | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,636	55,070	53,562
Transfer of pre-delivery payments	0	0	0
Additions	5,205	3,993	2,903
Disposals	(945)	(427)	(1,395)
Reclassifications	0	0	0
Ending balance	62,896	58,636	55,070
Ramp and miscellaneous | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(48,951)	(46,803)	(45,777)
Depreciation for the year	(2,923)	(2,546)	(2,392)
Disposals	945	398	1,366
Ending balance	(50,929)	(48,951)	(46,803)
Furniture, fixtures, equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,470	3,906
Ending balance	5,615	5,470	3,906
Furniture, fixtures, equipment and other | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,242	32,958	33,905
Transfer of pre-delivery payments	0	0	0
Additions	3,260	3,760	3,318
Disposals	(2,441)	(1,476)	(4,265)
Reclassifications	39	0	0
Ending balance	36,100	35,242	32,958
Furniture, fixtures, equipment and other | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,772)	(29,052)	(31,963)
Depreciation for the year	(3,143)	(2,190)	(1,354)
Disposals	2,430	1,470	4,265
Ending balance	(30,485)	(29,772)	(29,052)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,242	25,966
Ending balance	29,461	24,242	25,966
Leasehold improvements | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,978	74,267	65,267
Transfer of pre-delivery payments	0	0	0
Additions	3,701	1,991	3,291
Disposals	(1,095)	(897)	(164)
Reclassifications	6,696	617	5,873
Ending balance	85,280	75,978	74,267
Leasehold improvements | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(51,736)	(48,301)	(43,975)
Depreciation for the year	(5,173)	(4,320)	(4,490)
Disposals	1,090	885	164
Ending balance	(55,819)	(51,736)	(48,301)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,615	2,381
Ending balance	7,368	11,615	2,381
Construction in progress | Cost -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,619	2,385	15,584
Transfer of pre-delivery payments	0	0	0
Additions	4,779	9,302	882
Disposals	0	0	(29)
Reclassifications	(9,026)	(68)	(14,052)
Ending balance	7,372	11,619	2,385
Construction in progress | Accumulated depreciation and impairment -
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)	(4)	(4)
Depreciation for the year	0	0	0
Disposals	0	0	0
Ending balance	$ (4)	$ (4)	$ (4)